Borrowings - Schedule of Interest Expense Arising Convertible Senior Notes (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
August 2024 Convertible Senior Notes [Member]
Schedule of Interest Expense Arising Convertible Senior Notes [Abstract]
Coupon interest			$ 3,841
Amortization of debt discount and issuance costs			2,627
Total	[1]		6,468
November 2024 Convertible Senior Notes [Member]
Schedule of Interest Expense Arising Convertible Senior Notes [Abstract]
Coupon interest		2,848	10,500
Amortization of debt discount and issuance costs		338	971
Total	[1]	3,186	11,471
June 2025 Convertible Senior Notes [Member]
Schedule of Interest Expense Arising Convertible Senior Notes [Abstract]
Coupon interest		9,141	406
Amortization of debt discount and issuance costs		867	19
Total	[1]	10,008	425
November 2025 Convertible Senior Notes [Member]
Schedule of Interest Expense Arising Convertible Senior Notes [Abstract]
Coupon interest		8,000
Amortization of debt discount and issuance costs		925
Total	[1]	8,925
February 2026 Convertible Senior Notes [Member]
Schedule of Interest Expense Arising Convertible Senior Notes [Abstract]
Coupon interest		6,510
Amortization of debt discount and issuance costs		384
Total	[1]	$ 6,894

[1]	A portion of the interest expense is capitalized into property, plant and equipment.